Victory Special Value Fund (Prospectus Summary) | Victory Special Value Fund
Special Value Fund Summary
Investment Objective
The Fund seeks to provide long-term growth of capital and dividend income.
Fund Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment
Professional and in Investing with Victory on page 48 of the Fund's Prospectus and on page 47 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees (paid directly from your investment)
Shareholder Fees Victory Special Value Fund	Class A	Class C	Class I	Class R	Class Y
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	none	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Victory Special Value Fund		Class A	Class C	Class I	Class R	Class Y
Management Fees		0.68%	0.68%	0.68%	0.68%	0.68%
Distribution (12b-1) Fees		none	1.00%	none	0.50%	none
Other Expenses	[1]	0.51%	0.43%	0.19%	0.33%	0.92%
Total Annual Fund Operating Expenses		1.19%	2.11%	0.87%	1.51%	1.60%
Fee Waiver/Expense Reimbursement		none	none	none	none	(0.57%)
Fee Waiver and/or Expense Reimbursement		1.19%	2.11%	0.87%	1.51%	1.03%	[2]
[1]	Includes a shareholder servicing fee of 0.25% applicable to Class A shares
[2]	The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses so that the total annual operating expenses (excluding certain other items such as interest, taxes and brokerage commissions) of Class Y shares do not exceed 1.03% until at least February 28, 2017.

Example:
The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Victory Special Value Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	689	931	1,192	1,935
Class C	314	661	1,134	2,441
Class I	89	278	482	1,073
Class R	154	477	824	1,802
Class Y	105	328	569	1,627

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Victory Special Value Fund Class C	214	661	1,134	2,441

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 93%
of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of companies with market capitalizations, at the time of purchase, within the range of companies comprising the Russell MidCap® Index. The Fund may invest a portion of its assets in American Depository Receipts (ADRs). The Adviser looks primarily for companies whose stock is trading at prices below what the Adviser believes represent their true value.

As of December 31, 2011, the Russell MidCap® Index included companies with approximate capitalizations between $95 million and $20 billion. The size of companies used in the index changes with market conditions and the composition of the index.

For purposes of the Fund's investment strategies, "net assets" includes any borrowings for investment purposes.

There is no guarantee that the Fund will achieve its objective.
Principal Risks
The Fund's net asset value (NAV), yield and/or total return may be adversely affected if any of the following occurs:

o The market values of the securities acquired by the Fund decline.

o Midcap stocks fall out of favor relative to stocks of larger or smaller companies.

o Value stocks fall out of favor relative to growth stocks.

o The portfolio manager does not execute the Fund's principal investment strategies effectively.

o A company's earnings do not increase as expected.

o Returns are reduced as a result of actively trading the Fund's portfolio.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow indicate the risks of investing in the Fund.
We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class C, Class
I and Class R shares of the Fund, including applicable maximum sales charges, compare to those of the Russell MidCap® Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.
Past performance information is not presented for Class Y shares as the share class is new as of the date of this Prospectus.
The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.
Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)

Highest/lowest quarterly results during this time period were: Highest 17.81% (quarter ended September 30, 2009) Lowest -26.71% (quarter ended December 31, 2008)
The table shows how the average annual total returns for Class A, Class C, Class
I and Class R shares of the Fund, including applicable maximum sales charges, compare to those of the Russell MidCap® Index.
Average Annual Total Returns (For the Periods ended December 31, 2011)
Average Annual Total Returns Victory Special Value Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years		Average Annual Returns, 10 Years
Class A	CLASS A Before Taxes	(15.75%)	(2.99%)		5.09%
Class A After Taxes on Distributions	CLASS A After Taxes on Distributions	(15.75%)	(3.34%)		4.11%
Class A After Taxes on Distributions and Sales	CLASS A After Taxes on Distributions and Sale of Fund Shares	(10.24%)	(2.65%)		4.05%
Class C	CLASS C Before Taxes	(12.38%)	(2.76%)		7.31%	[1]
Class I	CLASS I Before Taxes	(10.31%)	(4.17%)	[2]
Class R	CLASS R Before Taxes	(10.90%)	(2.16%)		5.38%
Russell Midcap Index	Russell MidCap® Index Index returns reflect no deduction for fees, expenses, or taxes.	(1.55%)	1.41%		6.99%
[1]	Performance is from March 1, 2003, inception date of Class C shares.
[2]	Performance is from August 31, 2007, inception date of Class I shares.